Operating Risk	12 Months Ended
Mar. 31, 2020
Risks and Uncertainties [Abstract]
Operating Risk

15. Operating Risk

Concentrations of Credit Risk and Major Customers - A substantial percentage of the Company’s sales are made to a small number of customers and are typically sold either under letter of credit or on an open account basis. Details of customers accounting for 10% or more of total net sales for each of the three years ended March 31, 2018, 2019 and 2020 are as follows:

	Percentage of net sales Year ended March 31,
	2018	2019	2020

Customer A	10.8%	*	*
Customer B	*	11.5%	12.0%
Customer C	10.8%	*	*
Customer D	12.8%	12.5%	11.6%
Customer E	11.9%	11.1%	18.7%

* Less than 10%

Sales to the above customers relate to both injection-molded plastic parts and electronic products.

Debtors accounting for 10% or more of total accounts receivable at March 31, 2019 and 2020, respectively, are as follows:

	Percentage of accounts receivable at March 31,
	2019	2020

Customer A	14.4%	10.2%
Customer B	10.8%	*
Customer C	26.0%	14.6%
Customer D	*	10.0%

* Less than 10%

There were $308, $15 and $1 accounts receivable written off during the years ended March 31, 2018, 2019 and 2020, respectively. There were net reversal of (provision for) doubtful accounts of $(674), $403 and $297 during the years ended March 31, 2018, 2019 and 2020, respectively. At March 31, 2019 and 2020, allowances for doubtful accounts were $658 and $954, respectively.

Concentrations of Suppliers- For the years ended March 31, 2018, 2019 and 2020, the Company had no single suppliers contributed over 10% of total purchase.

Country risk - The Company has significant investments in the PRC. The operating results of the Company may be adversely affected by changes in the political and social conditions in the PRC, and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, among other things. There can be no assurance, however, those changes in political and other conditions will not result in any adverse impact.

Investment price risk - The Company is exposed to equity price risk on marketable securities. The Company’s marketable securities are investment listed on the Stock Exchange of Hong Kong and the Australia Securities Exchange. Decisions to buy and sell securities are based on daily monitoring of the performance of individual securities compared to that of the Index and other industry indicators, as well as the Company’s liquidity needs. The Company believes the exposure to investment price risk from the Company’s investment activities is acceptable in the Company’s circumstances.